Strategic Partners Style Specific Funds

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, NJ 07102

August 11, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Registration Statement on Form N-14
Strategic Partners Style Specific Funds

Commissioners:

On behalf of the Strategic Partners Style Specific Funds (the “Company”), a Delaware statutory trust, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) on behalf of Jennison Conservative Growth Fund (the Fund), which is a series of the Company, in connection with a special meeting of shareholders of the Strategic Partners Capital Growth Fund (the SP Fund), a series of Strategic Partners Mutual Funds, Inc., a Maryland corporation.

These materials include the notice of the Meeting, the proxy statement and a form of the proxy card. At the Meeting, shareholders of SP Fund will be asked to vote to approve or disapprove the acquisition of the SP Fund by the Fund (the Reorganization).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 from the Prudential mutual fund complex that were recently filed or declared effective by the staff:

•                  Prudential Investments Portfolio, filed on August 4, 2006 (File No. 333-136325);

•                  Dryden High Yield Fund, Inc., filed on August 8, 2006 (File No. 333-136399);

•                  Dryden California Municipal Fund, filed on June 30, 2006 (File No. 333-135500)

•                  Prudential World Fund, Inc., filed on July 7, 2006 (File No. 333-135637);

•                  Jennison U.S. Emerging Growth Fund, Inc., effective on March 9, 2006 (File No. 333-131461);

•                  Jennison Sector Funds, Inc., effective on June 24, 2005 (File No. 333-125346) (File No. 333-125346); and

•                  Strategic Partners Mutual Funds, Inc., effective June 17, 2005 (File No. 333-123134) (collectively, the Prior Filings).

The Registration Statement disclosure is substantially similar to the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Notice of the Special Meetings,

•                  Summary,

•                  Comparison of Important Features (except with respect to the sections entitled “Investment Objectives and Principal Investment Policies of the Funds”, “Comparison of Other Policies”, “Risks of Investing in the Funds”),

•                  Fees and Expenses (except with respect to specific numbers),

•                  Reasons For the Reorganizations,

•                  Information About the Reorganization,

•                  Voting Information,

•                  Additional Information,

•                  Miscellaneous,

•                  Shareholder Proposals, and

•                  Plan of Reorganization.

Due to the similarities in the Registration Statement and the Prior Filings, we request “no review” or “limited review” by the staff.

 It is proposed that the filing become effective on September 11, 2006 pursuant to Rule 488 under the Securities Act of 1933, as amended.

In the North American Security Trust no-action letter (pub. avail. Aug. 5, 1994), the Staff stated that, in determining whether a new fund resulting from a reorganization may use the historical performance of one of several predecessor funds, the attributes of the new fund and the predecessor funds should be compared to determine which predecessor fund most closely resembles the new fund. We confirm that, in determining that the Fund should be deemed the survivor fund of the reorganization for accounting purposes (i.e., the fund whose financial statements are carried forward) and the calculation of performance despite the fact that the SP Fund has more assets than the Fund, we considered the following factors:

Funds’ investment advisers:  American Skandia Investment Services, Inc. (“ASISI”) and Prudential Investments LLC (“PI”) currently serve as Investment Managers to the SP Fund and PI currently serves as Manager of the Fund.

Marsico Capital Management, LLC is engaged to act as subadviser for the SP Fund and Jennison Associates LLC (“Jennison”) is engaged to act as subadviser for the Fund. After consummation of the transaction, PI will continue to serve as Manager and Jennison as subadviser to the combined fund (the “Combined Fund”).

Funds’ investment objectives, policies and restrictions:  The SP Fund and the Fund’s investment objectives, policies and restrictions are substantially similar but not identical. After consummation of the transaction, the Combined Fund will be managed according to the investment objectives, policies and restrictions of the Fund.

Expense structures and expense ratios of the Funds:  After giving effect to the transaction, the Combined Fund is expected to have lower operating expenses than the SP Fund and the Fund, although the Combined Fund will use the same fee schedules as the Fund. The Combined Fund may be able to achieve lower operating expenses due to breakpoints contained in the Fund’s fee schedules. The Fund is offering new share classes as part of the transaction. The new share classes will have the same fee schedule as the Combined Fund. In addition the Combined Fund will have the same fee schedules as Fund.

Asset size and portfolio composition:  Although SP Fund has a significantly larger asset base than the Fund (as of May 31, 2006, the SP Fund had net assets of approximately $580 million, while the Fund had net assets of approximately $63 million at that date), the composition of the SP Fund and the Fund is similar. None of the portfolio securities must be sold as a result of the transaction. After giving effect to the transaction, therefore, the Combined Fund is expected to have a portfolio composition similar to that of both the SP Fund and the Fund. However, the portfolio composition is expected to be more similar to the Fund.

Thus the attributes of the Combined Fund most closely resemble those of the Fund and therefore the Fund should be deemed the surviving fund of the reorganization for purposes of accounting and the calculation of performance.

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The Jennison Conservative Growth Fund acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Jennison Conservative Growth Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iii) the Jennison Conservative Growth Fund may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/Claudia DiGiacomo
Claudia DiGiacomo